Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2015
Inventories

Inventories consisted of the following:

	December 31,
	2014	2015
Raw materials	$9,692	$8,016
Finished goods	4,854	6,222
Work in progress	147	309
Less: inventory provision	(4,597)	(11,439)

Inventories, net	$10,096	$3,108

Movement of Allowance for Inventory

Movement of allowance for inventory was as follows:

	2013	2014	2015
Balance at beginning of the year	$4,646	$6,128	$4,597
Charge to expenses	1,475	1,643	7,254
Written-off	(149)	(3,019)	—
Exchange difference	156	(155)	(412)

Balance at end of the year	$6,128	$4,597	$11,439